UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00604
Washington Mutual Investors Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Hong T. Le
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
April 30
Date of reporting period:
April 30, 2025
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class 529-A
| CWMAX
for the year ended April 30, 2025
This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 63	0.59%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 12.45% for the year ended April 30, 2025. That result compares with a 12.10% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
The U.S. economy maintained steady growth during most of the fund’s fiscal year but contracted in the first quarter of 2025 due to escalating tariff tensions and weaker consumer sentiment. The Federal Reserve cut rates three times in 2024 as inflation eased. U.S. indices posted strong returns during the period despite heightened economic uncertainties and a market correction in early 2025. Financials and utilities were the top-performing sectors, driven by interest rate changes and increased electricity demand from data centers, respectively.
Within the fund, most sectors added positive returns to the overall portfolio, with information technology, financials and consumer staples particularly additive. Select holdings in utilities and industrials also saw returns surpassing those of the overall portfolio. The industrials and consumer discretionary sectors posted double-digit gains but trailed the portfolio’s total return. Conversely, the fund’s holdings in the energy and materials sectors saw negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class 529-A (with sales charge) *	8.53%	14.03%	10.69%
Washington Mutual Investors Fund — Class 529-A (without sales charge) *	12.45%	14.85%	11.08%
S&P 500 Index †	12.10%	15.61%	12.32%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 183,866
Total number of portfolio holdings	188
Total advisory fees paid (in millions)	$ 417
Portfolio turnover rate	29%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-001-0625 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class 529-C
| CWMCX
for the year ended April 30, 2025
This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 143	1.35%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 11.61% for the year ended April 30, 2025. That result compares with a 12.10% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
The U.S. economy maintained steady growth during most of the fund’s fiscal year but contracted in the first quarter of 2025 due to escalating tariff tensions and weaker consumer sentiment. The Federal Reserve cut rates three times in 2024 as inflation eased. U.S. indices posted strong returns during the period despite heightened economic uncertainties and a market correction in early 2025. Financials and utilities were the top-
performing
sectors, driven by interest rate changes and increased electricity demand from data centers, respectively.
Within the fund, most sectors added positive returns to the overall portfolio, with information technology, financials and consumer staples particularly additive. Select holdings in utilities and industrials also saw returns surpassing those of the overall portfolio. The industrials and consumer discretionary sectors posted double-digit gains but trailed the portfolio’s total return. Conversely, the fund’s holdings in the energy and materials sectors saw negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class 529-C (with sales charge) *	10.61%	13.98%	10.66%
Washington Mutual Investors Fund — Class 529-C (without sales charge) *	11.61%	13.98%	10.66%
S&P 500 Index †	12.10%	15.61%	12.32%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without
which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged,
and
therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 183,866
Total number of portfolio holdings	188
Total advisory fees paid (in millions)	$ 417
Portfolio turnover rate	29%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-001-0625 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class 529-E
| CWMEX
for the year ended April 30, 2025
This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 88	0.83%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 12.17% for the year ended April 30, 2025. That result compares with a 12.10% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
The U.S. economy maintained steady growth during most of the fund’s fiscal year but contracted in the first quarter of 2025 due to escalating tariff tensions and weaker consumer sentiment. The Federal Reserve cut rates three times in 2024 as inflation eased. U.S. indices posted strong returns during the period despite heightened economic uncertainties and a market correction in early 2025. Financials and utilities were the top-performing sectors, driven by interest rate changes and increased electricity demand from data centers, respectively.
Within
the
fund, most sectors added positive returns to the overall portfolio, with information technology, financials and consumer staples particularly additive. Select holdings in utilities and industrials also saw returns surpassing those of the overall portfolio. The industrials and consumer discretionary sectors posted double-digit gains but trailed the portfolio’s total return. Conversely, the fund’s holdings in the energy and materials sectors saw negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class 529-E *	12.17%	14.57%	10.82%
S&P 500 Index †	12.10%	15.61%	12.32%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 183,866
Total number of portfolio holdings	188
Total advisory fees paid (in millions)	$ 417
Portfolio turnover rate	29%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-001-0625 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class 529-F-1
| CWMFX
for the year ended April 30, 2025
This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 47	0.44%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 12.62% for the year ended April 30, 2025. That result compares with a 12.10% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
The U.S. economy maintained steady growth during most of the fund’s fiscal year but contracted in the first quarter of 2025 due to escalating tariff tensions and weaker consumer sentiment. The Federal Reserve cut rates three times in 2024 as inflation eased. U.S. indices posted strong returns during the period despite heightened economic uncertainties and a market correction in early 2025. Financials and utilities were the top-performing sectors, driven by interest rate changes and increased electricity demand from data centers, respectively.
Within the fund,
most
sectors added positive returns to the overall portfolio, with information technology, financials and consumer staples particularly additive. Select holdings in utilities and industrials also saw returns surpassing those of the overall portfolio. The industrials and consumer discretionary sectors posted double-digit gains but trailed the portfolio’s total return. Conversely, the fund’s holdings in the energy and materials sectors saw negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual
total
returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class 529-F-1 *	12.62%	15.05%	11.30%
S&P 500 Index †	12.10%	15.61%	12.32%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund
shares.
Key
fund
statistics
Fund net assets (in millions)	$ 183,866
Total number of portfolio holdings	188
Total advisory fees paid (in millions)	$ 417
Portfolio turnover rate	29%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-001-0625 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class 529-F-2
| FWMMX
for the year ended April 30, 2025
This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 37	0.35%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 12.71% for the year ended April 30, 2025. That result compares with a 12.10% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
The
U.S
. economy maintained steady growth during most of the fund’s fiscal year but contracted in the first quarter of 2025 due to escalating tariff tensions and weaker consumer sentiment. The Federal Reserve cut rates three times in 2024 as inflation eased. U.S. indices posted strong returns during the period despite heightened economic uncertainties and a market correction in early 2025. Financials and utilities were the top-performing sectors, driven by interest rate changes and increased electricity demand from data centers, respectively.
Within the fund, most sectors added positive returns to the overall portfolio, with information technology, financials and consumer staples particularly additive. Select holdings in utilities and industrials also saw returns surpassing those of the overall portfolio. The industrials and consumer discretionary sectors posted double-digit gains but trailed the portfolio’s total return. Conversely, the fund’s holdings in the energy and materials sectors saw negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
Washington Mutual Investors Fund — Class 529-F-2 2	12.71%	15.18%
S&P 500 Index 3	12.10%	14.28%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart
and
table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 183,866
Total number of portfolio holdings	188
Total advisory fees paid (in millions)	$ 417
Portfolio turnover rate	29%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-001-0625 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class 529-F-3
| FWWMX
for the year ended April 30, 2025
This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 33	0.31%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 12.76% for the year ended April 30, 2025. That result compares with a 12.10% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
The U.S. economy maintained steady growth during most of the fund’s fiscal year but contracted in the first quarter of 2025 due to escalating tariff tensions and weaker consumer sentiment. The Federal Reserve cut rates three times in 2024 as inflation eased. U.S. indices posted strong returns during the period despite heightened economic uncertainties and a market correction in early 2025. Financials and utilities were the top-performing sectors, driven by interest rate changes and increased electricity demand from data centers, respectively.
Within the
fund
, most sectors added positive returns to the overall portfolio, with information technology, financials and consumer staples particularly additive. Select holdings in utilities and industrials also saw returns surpassing those of the overall portfolio. The industrials and consumer discretionary sectors posted double-digit gains but trailed the portfolio’s total return. Conversely, the fund’s holdings in the energy and materials sectors saw negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
Washington Mutual Investors Fund — Class 529-F-3 2	12.76%	15.22%
S&P 500 Index 3	12.10%	14.28%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without
which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 183,866
Total number of portfolio holdings	188
Total advisory fees paid (in millions)	$ 417
Portfolio turnover rate	29%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-001-0625 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class 529-T
| TMWMX
for the year ended April 30, 2025
This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 38	0.36%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 12.68% for the year ended April 30, 2025. That result compares with a 12.10% gain for the S&P 500 Index.
What factors influenced results
The U.S. economy maintained steady growth during most of the fund’s fiscal year but contracted in the first quarter of 2025 due to escalating tariff tensions and weaker consumer sentiment. The Federal Reserve cut rates three times in 2024 as inflation eased. U.S. indices posted strong returns during the period despite heightened economic uncertainties and a market correction in early 2025. Financials and utilities were the top-performing sectors, driven by interest rate changes and increased electricity demand from data centers, respectively.
Within the fund,
most
sectors added positive returns to the overall portfolio, with information technology, financials and consumer staples particularly additive. Select holdings in utilities and industrials also saw returns surpassing those of the overall portfolio. The industrials and consumer discretionary sectors posted double-digit gains but trailed the portfolio’s total return. Conversely, the fund’s holdings in the energy and materials sectors saw negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	Since inception 1
Washington Mutual Investors Fund — Class 529-T (with sales charge) 2	9.89%	14.53%	11.68%
Washington Mutual Investors Fund — Class 529-T (without sales charge) 2	12.68%	15.11%	12.03%
S&P 500 Index 3	12.10%	15.61%	13.17%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions
or
redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 183,866
Total number of portfolio holdings	188
Total advisory fees paid (in millions)	$ 417
Portfolio turnover rate	29%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-001-0625 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class A
| AWSHX
for the year ended April 30, 2025
This annual shareholder report contains important information about Washington Mutual Investors Fund

(the "fund") for the period from May 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 59	0.56%
Management's discussion of fund performance
The fund’s Class A shares gained 12.46% for the year ended April 30, 2025. That result compares with a 12.10% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
The U.S. economy maintained steady growth during most of the fund’s fiscal year but contracted in the first quarter of 2025 due to escalating tariff tensions and weaker consumer sentiment. The Federal Reserve cut rates three times in 2024 as inflation eased. U.S. indices posted strong returns during the period despite heightened economic uncertainties and a market correction in early 2025. Financials and utilities were the top-performing sectors, driven by interest rate changes and increased electricity demand from data centers, respectively.
Within the fund, most sectors added
positive
returns to the overall portfolio, with information technology, financials and consumer staples particularly additive. Select holdings in utilities and industrials also saw returns surpassing those of the overall portfolio. The industrials and consumer discretionary sectors posted double-digit gains but trailed the portfolio’s total return. Conversely, the fund’s holdings in the energy and materials sectors saw negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class A (with sales charge) *	6.00%	13.53%	10.49%
Washington Mutual Investors Fund — Class A (without sales charge) *	12.46%	14.88%	11.14%
S&P 500 Index †	12.10%	15.61%	12.32%
*
Investment
results
assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 183,866
Total number of portfolio holdings	188
Total advisory fees paid (in millions)	$ 417
Portfolio turnover rate	29%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-001-0625 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class C
| WSHCX
for the year ended April 30, 2025
This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(
based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 139	1.31%
Management's discussion of fund performance
The fund’s Class C shares gained 11.63% for the year ended April 30, 2025. That result compares with a 12.10% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
The U.S. economy maintained steady growth during most of the fund’s fiscal year but contracted in the first quarter of 2025 due to escalating tariff tensions and weaker consumer sentiment. The Federal Reserve cut rates three times in 2024 as inflation eased. U.S. indices posted strong returns during the period despite heightened economic uncertainties and a market correction in early 2025. Financials and utilities were the top-performing sectors, driven by interest rate changes and increased electricity demand from data centers, respectively.
Within the fund, most sectors added positive returns to the overall portfolio, with information technology, financials and consumer staples particularly additive. Select holdings in utilities and industrials also saw returns surpassing those of the overall portfolio. The industrials and consumer
discretionary sectors posted double-digit gains but trailed the portfolio’s total return. Conversely, the fund’s holdings in the energy and materials sectors saw negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class C (with sales charge) *	10.63%	14.02%	10.46%
Washington Mutual Investors Fund — Class C (without sales charge) *	11.63%	14.02%	10.46%
S&P 500 Index †	12.10%	15.61%	12.32%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 183,866
Total number of portfolio holdings	188
Total advisory fees paid (in millions)	$ 417
Portfolio turnover rate	29%
Portfolio holdings by sector
(
percent
of
net
assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-001-0625 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class F-1
| WSHFX
for the year ended April 30,
2025
This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 66	0.62%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 12.40% for the year ended April 30, 2025. That result compares with a 12.10% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
The U.S. economy maintained steady growth during most of the fund’s fiscal year but contracted in the first quarter of 2025 due to escalating tariff tensions and weaker consumer sentiment. The Federal Reserve cut rates three times in 2024 as inflation eased. U.S. indices posted strong returns during the period despite heightened economic uncertainties and a market correction in early 2025. Financials and utilities were the top-performing sectors, driven by interest rate changes and increased electricity demand from data centers, respectively.
Within the fund,
most
sectors added positive returns to the overall portfolio, with information technology, financials and consumer staples particularly additive. Select holdings in utilities and industrials also saw returns surpassing those of the overall portfolio. The industrials and consumer discretionary sectors posted double-digit gains but trailed the portfolio’s total return. Conversely, the fund’s holdings in the energy and materials sectors saw negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class F-1 *	12.40%	14.82%	11.07%
S&P 500 Index †	12.10%	15.61%	12.32%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 183,866
Total number of portfolio holdings	188
Total advisory fees paid (in millions)	$ 417
Portfolio turnover rate	29%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-001-0625 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class F-2
| WMFFX
for the year ended April
30
, 2025
This annual shareholder report contains important information about Washington Mutual Investors Fund

(the "fund") for the period from May 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 39	0.37%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 12.69% for the year ended April 30, 2025. That result compares with a 12.10% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
The U.S. economy maintained steady growth during most of the fund’s fiscal year but contracted in the first quarter of 2025 due to escalating tariff tensions and weaker consumer sentiment. The Federal Reserve cut rates three times in 2024 as inflation eased. U.S. indices posted strong returns during the period despite heightened economic uncertainties and a market correction in early 2025. Financials and utilities were the top-performing sectors, driven by interest rate changes and increased electricity demand from data centers, respectively.
Within the
fund
, most sectors added positive returns to the overall portfolio, with information technology, financials and consumer staples particularly additive. Select holdings in utilities and industrials also saw returns surpassing those of the overall portfolio. The industrials and consumer discretionary sectors posted double-digit gains but trailed the portfolio’s total return. Conversely, the fund’s holdings in the energy and materials sectors saw negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class F-2 *	12.69%	15.11%	11.35%
S&P 500 Index †	12.10%	15.61%	12.32%
*
Investment
results
assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 183,866
Total number of portfolio holdings	188
Total advisory fees paid (in millions)	$ 417
Portfolio turnover rate	29%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-001-0625 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class F-3
| FWMIX
for the year ended April 30,
2025
This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 28	0.26%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 12.81% for the year ended April 30, 2025. That result compares with a 12.10% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
The U.S. economy maintained steady growth during most of the fund’s fiscal year but contracted in the first quarter of 2025 due to escalating tariff tensions and weaker consumer sentiment. The Federal Reserve cut rates three times in 2024 as inflation eased. U.S. indices posted strong returns during the period despite heightened economic uncertainties and a market correction in early 2025. Financials and utilities were the top-performing sectors, driven by interest rate changes and increased electricity demand from data centers, respectively.
Within the fund, most sectors added positive returns to the overall portfolio, with information technology, financials and consumer staples particularly additive. Select holdings in utilities and industrials also saw returns surpassing those of the overall portfolio. The industrials and consumer discretionary sectors posted double-digit gains but trailed the portfolio’s total return. Conversely, the fund’s holdings in the energy and materials sectors saw negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Washington Mutual Investors Fund — Class F-3 2	12.81%	15.24%	12.14%
S&P 500 Index 3	12.10%	15.61%	13.27%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 183,866
Total number of portfolio holdings	188
Total advisory fees paid (in millions)	$ 417
Portfolio turnover rate	29%
Portfolio holdings by sector
(percent of net assets)
Availability of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-001-0625 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class R-1
| RWMAX
for the year ended April
30
, 2025
This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 142	1.34%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 11.59% for the year ended April 30, 2025. That result compares with a 12.10% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
The U.S. economy maintained steady growth during most of the fund’s fiscal year but contracted in the first quarter of 2025 due to escalating tariff tensions and weaker consumer sentiment. The Federal Reserve cut rates three times in 2024 as inflation eased. U.S. indices posted strong returns during the period despite heightened economic uncertainties and a market correction in early 2025. Financials and utilities were the top-performing sectors, driven by interest rate changes and increased electricity demand from data centers, respectively.
Within the fund, most sectors added positive returns to the overall portfolio, with information technology, financials and consumer staples particularly additive. Select holdings in utilities and industrials also saw returns surpassing those of the overall portfolio. The industrials and consumer discretionary sectors posted double-digit gains but trailed the portfolio’s total return. Conversely, the fund’s holdings in the energy and materials sectors saw negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class R-1 *	11.59%	13.99%	10.26%
S&P 500 Index †	12.10%	15.61%	12.32%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 183,866
Total number of portfolio holdings	188
Total advisory fees paid (in millions)	$ 417
Portfolio turnover rate	29%
Portfolio holdings by sector
(percent of net assets)
Availability
of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-001-0625 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class R-2
| RWMBX
for the year ended April
30
, 2025
This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 143	1.35%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 11.59% for the year ended April 30, 2025. That result compares with a 12.10% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
The U.S. economy maintained steady growth during most of the fund’s fiscal year but contracted in the first quarter of 2025 due to escalating tariff tensions and weaker consumer sentiment. The Federal Reserve cut rates three times in 2024 as inflation eased. U.S. indices posted strong returns during the period despite heightened economic uncertainties and a market correction in early 2025. Financials and utilities were the top-performing sectors, driven by interest rate changes and increased electricity demand from data centers, respectively.
Within the fund, most sectors added positive returns to the overall portfolio, with information technology, financials and consumer staples particularly additive. Select holdings in utilities and industrials also saw returns surpassing those of the overall portfolio. The industrials and consumer discretionary sectors posted double-digit gains but trailed the portfolio’s total return. Conversely, the fund’s holdings in the energy and materials sectors saw negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class R-2 *	11.59%	13.99%	10.26%
S&P 500 Index †	12.10%	15.61%	12.32%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 183,866
Total number of portfolio holdings	188
Total advisory fees paid (in millions)	$ 417
Portfolio turnover rate	29%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary
.
Lit. No. MFR2ARX-001-0625 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class R-2E
| RWEBX
for the year ended April
30
, 2025
This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 112	1.06%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 11.93% for the year ended April 30, 2025. That result compares with a 12.10% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
The U.S. economy maintained steady growth during most of the fund’s fiscal year but contracted in the first quarter of 2025 due to escalating tariff tensions and weaker consumer sentiment. The Federal Reserve cut rates three times in 2024 as inflation eased. U.S. indices posted strong returns during the period despite heightened economic uncertainties and a market correction in early 2025. Financials and utilities were the top-performing sectors, driven by interest rate changes and increased electricity demand from data centers, respectively.
Within the fund, most sectors added positive returns to the overall portfolio, with information technology, financials and consumer staples particularly additive. Select holdings in utilities and industrials also saw returns surpassing those of the overall portfolio. The industrials and consumer discretionary sectors posted double-digit gains but trailed the portfolio’s total return. Conversely, the fund’s holdings in the energy and materials sectors saw negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class R-2E *	11.93%	14.32%	10.61%
S&P 500 Index †	12.10%	15.61%	12.32%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 183,866
Total number of portfolio holdings	188
Total advisory fees paid (in millions)	$ 417
Portfolio turnover rate	29%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary
.
Lit. No. MF2EARX-001-0625 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class R-3
| RWMCX
for the year ended April
3
0, 2025
This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 97	0.91%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 12.09% for the year ended April 30, 2025. That result compares with a 12.10% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
The U.S. economy maintained steady growth during most of the fund’s fiscal year but contracted in the first quarter of 2025 due to escalating tariff tensions and weaker consumer sentiment. The Federal Reserve cut rates three times in 2024 as inflation eased. U.S. indices posted strong returns during the period despite heightened economic uncertainties and a market correction in early 2025. Financials and utilities were the top-performing sectors, driven by interest rate changes and increased electricity demand from data centers, respectively.
Within the fund, most sectors added positive returns to the overall portfolio, with information technology, financials and consumer staples particularly additive. Select holdings in utilities and industrials also saw returns surpassing those of the overall portfolio. The industrials and consumer discretionary sectors posted double-digit gains but trailed the portfolio’s total return. Conversely, the fund’s holdings in the energy and materials sectors saw negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class R-3 *	12.09%	14.49%	10.75%
S&P 500 Index †	12.10%	15.61%	12.32%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 183,866
Total number of portfolio holdings	188
Total advisory fees paid (in millions)	$ 417
Portfolio turnover rate	29%
Portfolio holdings by sector
(percent of net assets)
Availability of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary
.
Lit. No. MFR3ARX-001-0625 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class R-4
| RWMEX
for the year ended April
30
, 2025
This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 65	0.61%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 12.42% for the year ended April 30, 2025. That result compares with a 12.10% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
The U.S. economy maintained steady growth during most of the fund’s fiscal year but contracted in the first quarter of 2025 due to escalating tariff tensions and weaker consumer sentiment. The Federal Reserve cut rates three times in 2024 as inflation eased. U.S. indices posted strong returns during the period despite heightened economic uncertainties and a market correction in early 2025. Financials and utilities were the top-performing sectors, driven by interest rate changes and increased electricity demand from data centers, respectively.
Within the fund, most sectors added positive returns to the overall portfolio, with information technology, financials and consumer staples particularly additive. Select holdings in utilities and industrials also saw returns surpassing those of the overall portfolio. The industrials and consumer discretionary sectors posted double-digit gains but trailed the portfolio’s total return. Conversely, the fund’s holdings in the energy and materials sectors saw negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class R-4 *	12.42%	14.84%	11.08%
S&P 500 Index †	12.10%	15.61%	12.32%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 183,866
Total number of portfolio holdings	188
Total advisory fees paid (in millions)	$ 417
Portfolio turnover rate	29%
Portfolio holdings by sector
(percent of net assets)
Availability
of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-001-0625 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class R-5
| RWMFX
for the year ended April
30
, 2025
This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 33	0.31%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 12.75% for the year ended April 30, 2025. That result compares with a 12.10% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
The U.S. economy maintained steady growth during most of the fund’s fiscal year but contracted in the first quarter of 2025 due to escalating tariff tensions and weaker consumer sentiment. The Federal Reserve cut rates three times in 2024 as inflation eased. U.S. indices posted strong returns during the period despite heightened economic uncertainties and a market correction in early 2025. Financials and utilities were the top-performing sectors, driven by interest rate changes and increased electricity demand from data centers, respectively.
Within the fund, most sectors added positive returns to the overall portfolio, with information technology, financials and consumer staples particularly additive. Select holdings in utilities and industrials also saw returns surpassing those of the overall portfolio. The industrials and consumer discretionary sectors posted double-digit gains but trailed the portfolio’s total return. Conversely, the fund’s holdings in the energy and materials sectors saw negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class R-5 *	12.75%	15.18%	11.42%
S&P 500 Index †	12.10%	15.61%	12.32%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 183,866
Total number of portfolio holdings	188
Total advisory fees paid (in millions)	$ 417
Portfolio turnover rate	29%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary
.
Lit. No. MFR5ARX-001-0625 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class R-5E
| RWMHX
for the year ended April
30
, 2025
This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 44	0.41%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 12.65% for the year ended April 30, 2025. That result compares with a 12.10% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
The U.S. economy maintained steady growth during most of the fund’s fiscal year but contracted in the first quarter of 2025 due to escalating tariff tensions and weaker consumer sentiment. The Federal Reserve cut rates three times in 2024 as inflation eased. U.S. indices posted strong returns during the period despite heightened economic uncertainties and a market correction in early 2025. Financials and utilities were the top-performing sectors, driven by interest rate changes and increased electricity demand from data centers, respectively.
Within the fund, most sectors added positive returns to the overall portfolio, with information technology, financials and consumer staples particularly additive. Select holdings in utilities and industrials also saw returns surpassing those of the overall portfolio. The industrials and consumer discretionary sectors posted double-digit gains but trailed the portfolio’s total return. Conversely, the fund’s holdings in the energy and materials sectors saw negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Washington Mutual Investors Fund — Class R-5E 2	12.65%	15.07%	11.92%
S&P 500 Index 3	12.10%	15.61%	12.92%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 183,866
Total number of portfolio holdings	188
Total advisory fees paid (in millions)	$ 417
Portfolio turnover rate	29%
Portfolio holdings by sector
(percent of net assets)
Availability of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-001-0625 © 2025 Capital Group. All rights
reserved
.

ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class R-6
| RWMGX
for the year ended April
30
, 2025
This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to April 30, 2025.
You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 28	0.26%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 12.82% for the year ended April 30, 2025. That result compares with a 12.10% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
The U.S. economy maintained steady growth during most of the fund’s fiscal year but contracted in the first quarter of 2025 due to escalating tariff tensions and weaker consumer sentiment. The Federal Reserve cut rates three times in 2024 as inflation eased. U.S. indices posted strong returns during the period despite heightened economic uncertainties and a market correction in early 2025. Financials and utilities were the top-performing sectors, driven by interest rate changes and increased electricity demand from data centers, respectively.
Within the fund, most sectors added positive returns to the overall portfolio, with information technology, financials and consumer staples particularly additive. Select holdings in utilities and industrials also saw returns surpassing those of the overall portfolio. The industrials and consumer discretionary sectors posted double-digit gains but trailed the portfolio’s total return. Conversely, the fund’s holdings in the energy and materials sectors saw negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class R-6 *	12.82%	15.23%	11.47%
S&P 500 Index †	12.10%	15.61%	12.32%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 183,866
Total number of portfolio holdings	188
Total advisory fees paid (in millions)	$ 417
Portfolio turnover rate	29%
Portfolio holdings by sector
(percent of net assets)
Availability of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-001-0625 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class T
| TWMMX
for the year ended April
30
, 2025
This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 33	0.31%
Management's discussion of fund performance
The fund’s Class T shares gained 12.78% for the year ended April 30, 2025. That result compares with a 12.10% gain for the S&P 500 Index.
What factors influenced results
The U.S. economy maintained steady growth during most of the fund’s fiscal year but contracted in the first quarter of 2025 due to escalating tariff tensions and weaker consumer sentiment. The Federal Reserve cut rates three times in 2024 as inflation eased. U.S. indices posted strong returns during the period despite heightened economic uncertainties and a market correction in early 2025. Financials and utilities were the top-performing sectors, driven by interest rate changes and increased electricity demand from data centers, respectively.
Within the fund, most sectors added positive returns to the overall portfolio, with information technology, financials and consumer staples particularly additive. Select holdings in utilities and industrials also saw returns surpassing those of the overall portfolio. The industrials and consumer discretionary sectors posted double-digit gains but trailed the portfolio’s total return. Conversely, the fund’s holdings in the energy and materials sectors saw negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Washington Mutual Investors Fund — Class T (with sales charge) 2	9.96%	14.59%	11.74%
Washington Mutual Investors Fund — Class T (without sales charge) 2	12.78%	15.18%	12.09%
S&P 500 Index 3	12.10%	15.61%	13.17%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices
LLC
.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 183,866
Total number of portfolio holdings	188
Total advisory fees paid (in millions)	$ 417
Portfolio turnover rate	29%
Portfolio holdings by sector
(percent of net assets)
Availability
of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-001-0625 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at capitalgroup.com.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Charles E. “C.E." Andrews, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
April 30, 2025	122,000	None	20,000	None
April 30, 2024	137,000	None	None	None
Adviser and Affiliates2
April 30, 2025	Not Applicable	44,000	None	None
April 30, 2024	Not Applicable	None	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
April 30, 2025	64,000
April 30, 2024	None

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Washington Mutual Investors Fund
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended April 30, 2025
Lit. No. MFGEFP4-001-0625 © 2025 Capital Group. All rights reserved.

Investment portfolio April 30, 2025

Common stocks 96.21%		Shares	Value (000)
Energy 3.45%
	Canadian Natural Resources, Ltd.	30,091,067	$863,313
	Cenovus Energy, Inc.	16,111,651	189,634
	Chevron Corp.	1,850,110	251,726
	ConocoPhillips	9,747,771	868,721
	EOG Resources, Inc.	14,585,710	1,609,241
	Exxon Mobil Corp.	14,028,040	1,481,782
	Halliburton Co.	8,037,480	159,303
	Schlumberger NV	3,750,443	124,702
	Shell PLC (ADR)	6,501,855	419,240
	TC Energy Corp.	7,410,060	373,541
			6,341,203

Materials 2.67%
	Air Products and Chemicals, Inc.	1,751,091	474,703
	Corteva, Inc.	15,763,349	977,170
	Freeport-McMoRan, Inc.	4,489,469	161,756
	H.B. Fuller Co.	2,017,637	109,033
	International Paper Co.	10,564,478	482,585
	Linde PLC	3,211,869	1,455,715
	LyondellBasell Industries NV	2,588,453	150,674
	Rio Tinto PLC (ADR)	2,636,661	156,618
	Royal Gold, Inc.	754,966	137,940
	Wheaton Precious Metals Corp.	9,693,619	809,611
			4,915,805

Industrials 10.75%
	3M Co.	7,821,238	1,086,448
	ABB, Ltd. (ADR)	8,261,329	434,629
	BAE Systems PLC (ADR)[1]	3,106,572	289,626
	Boeing Co. (The)[2]	6,336,089	1,161,025
	Carrier Global Corp.	7,560,691	472,846
	Caterpillar, Inc.	2,491,653	770,594
	CSX Corp.	7,547,198	211,850
	Deere & Co.	1,647,960	763,928
	Delta Air Lines, Inc.	8,598,638	357,961
	Eaton Corp. PLC	295,688	87,042
	Equifax, Inc.	2,396,999	623,531
	FedEx Corp.	1,364,753	287,049
	General Electric Co.	10,825,805	2,181,833
	HEICO Corp.	770,068	193,102
	Honeywell International, Inc.	3,573,743	752,273
	Ingersoll-Rand, Inc.	3,355,851	253,132
	Johnson Controls International PLC	2,583,195	216,730
	L3Harris Technologies, Inc.	3,891,088	856,117
	Lennox International, Inc.	150,593	82,337
	Northrop Grumman Corp.	4,187,937	2,037,431
	PACCAR, Inc.	5,063,291	456,759
	Parker-Hannifin Corp.	612,140	370,381
	Paychex, Inc.	8,203,994	1,206,972
	Republic Services, Inc.	1,571,545	394,065
	RTX Corp.	17,984,804	2,268,423
	Siemens AG (ADR)	2,280,000	262,770
	TransUnion	3,218,599	267,015
	Union Pacific Corp.	4,985,219	1,075,112
	Waste Connections, Inc.	1,724,602	340,833
			19,761,814

Consumer discretionary 6.96%
	Amazon.com, Inc.[2]	7,378,903	1,360,817
	Chipotle Mexican Grill, Inc.[2]	2,787,984	140,849
	D.R. Horton, Inc.	2,950,433	372,758
	Darden Restaurants, Inc.[3]	9,490,030	1,904,080
	General Motors Co.	3,837,155	173,593
	Home Depot, Inc.	4,310,258	1,553,805
	Marriott International, Inc., Class A	1,728,397	412,361

1	Washington Mutual Investors Fund

Common stocks (continued)		Shares	Value (000)
Consumer discretionary (continued)
	McDonald’s Corp.	1,147,664	$366,851
	NIKE, Inc., Class B	5,645,784	318,422
	Royal Caribbean Cruises, Ltd.	9,931,435	2,134,365
	Sony Group Corp. (ADR)[1]	4,549,514	118,287
	Starbucks Corp.	15,328,619	1,227,056
	TJX Cos., Inc. (The)	5,770,515	742,550
	Tractor Supply Co.	5,852,538	296,255
	Vail Resorts, Inc.	1,832,237	255,047
	YUM! Brands, Inc.	9,507,377	1,430,290
			12,807,386

Consumer staples 9.67%
	Altria Group, Inc.	23,834,406	1,409,805
	British American Tobacco PLC (ADR)	32,515,875	1,416,066
	Bunge Global SA	1,336,864	105,238
	Church & Dwight Co., Inc.	3,191,531	317,047
	Coca-Cola Co.	11,937,616	866,074
	Constellation Brands, Inc., Class A	5,934,484	1,112,953
	Costco Wholesale Corp.	581,766	578,566
	Dollar General Corp.	3,816,613	357,579
	Estee Lauder Cos., Inc. (The), Class A	2,163,230	129,707
	Hershey Co.	4,067,875	680,108
	Keurig Dr Pepper, Inc.	44,729,762	1,547,202
	Kimberly-Clark Corp.	1,793,588	236,359
	Kraft Heinz Co. (The)	6,991,915	203,465
	Mondelez International, Inc., Class A	9,605,534	654,425
	Philip Morris International, Inc.	43,147,647	7,393,781
	Procter & Gamble Co.	3,693,451	600,444
	Target Corp.	1,734,775	167,753
			17,776,572

Health care 13.94%
	Abbott Laboratories	20,557,082	2,687,838
	AbbVie, Inc.	9,313,507	1,817,065
	Amgen, Inc.	8,530,214	2,481,610
	AstraZeneca PLC (ADR)	20,061,543	1,440,218
	Bristol-Myers Squibb Co.	7,248,940	363,897
	Cooper Companies, Inc.[2]	1,358,647	110,961
	CVS Health Corp.	30,669,879	2,045,988
	Danaher Corp.	4,709,615	938,767
	Elevance Health, Inc.	2,053,656	863,727
	Eli Lilly and Co.	4,992,710	4,488,197
	Gilead Sciences, Inc.	15,462,179	1,647,340
	Humana, Inc.	525,060	137,692
	Illumina, Inc.[2]	729,630	56,619
	Merck & Co., Inc.	1,824,023	155,407
	Novo Nordisk AS, Class B (ADR)	3,320,000	220,614
	Sanofi (ADR)	7,741,784	425,411
	Thermo Fisher Scientific, Inc.	526,913	226,046
	UnitedHealth Group, Inc.	9,613,394	3,955,335
	Vertex Pharmaceuticals, Inc.[2]	2,983,421	1,520,053
	Zoetis, Inc., Class A	362,934	56,763
			25,639,548

Financials 18.00%
	American Express Co.	1,414,161	376,747
	Aon PLC, Class A	1,727,521	612,907
	Apollo Asset Management, Inc.	7,361,295	1,004,670
	Arthur J. Gallagher & Co.	5,857,614	1,878,478
	Bank of America Corp.	32,014,888	1,276,754
	BlackRock, Inc.	2,855,252	2,610,443
	Blackstone, Inc.	7,478,066	984,936
	Brookfield Asset Management, Ltd., Class A	8,324,413	443,941
	Capital One Financial Corp.	2,612,756	470,975
	Carlyle Group, Inc. (The)	3,375,862	130,443
	Chubb, Ltd.	6,721,442	1,922,870
	Citigroup, Inc.	3,992,011	272,974
	Citizens Financial Group, Inc.[3]	22,694,066	837,184

Washington Mutual Investors Fund	2

Common stocks (continued)		Shares	Value (000)
Financials (continued)
	CME Group, Inc., Class A	2,315,656	$641,622
	Discover Financial Services	7,543,538	1,377,978
	Fifth Third Bancorp	3,027,607	108,812
	Goldman Sachs Group, Inc.	589,989	323,048
	Intercontinental Exchange, Inc.	875,532	147,063
	JPMorgan Chase & Co.	11,420,442	2,793,669
	KKR & Co., Inc.	7,444,194	850,648
	Marsh & McLennan Cos., Inc.	19,593,395	4,417,723
	Mastercard, Inc., Class A	3,742,403	2,051,061
	Morgan Stanley	8,846,550	1,021,069
	PNC Financial Services Group, Inc.	1,173,468	188,565
	Progressive Corp.	1,918,068	540,396
	S&P Global, Inc.	1,124,609	562,361
	Truist Financial Corp.	30,265,854	1,160,393
	Visa, Inc., Class A	8,080,260	2,791,730
	Wells Fargo & Co.	18,177,303	1,290,770
			33,090,230

Information technology 20.04%
	Accenture PLC, Class A	1,634,151	488,856
	Adobe, Inc.[2]	594,608	222,966
	Apple, Inc.	20,724,995	4,404,061
	Applied Materials, Inc.	3,197,886	481,953
	ASM International NV (ADR)[1]	372,764	181,760
	ASML Holding NV (ADR)	1,931,589	1,290,456
	Broadcom, Inc.	58,526,276	11,264,552
	Cadence Design Systems, Inc.[2]	843,134	251,035
	Intel Corp.	9,377,157	188,481
	International Business Machines Corp.	3,595,455	869,453
	KLA Corp.	1,468,969	1,032,230
	Microsoft Corp.	25,328,436	10,011,318
	Motorola Solutions, Inc.	2,844,765	1,252,806
	NVIDIA Corp.	23,542,859	2,564,288
	Oracle Corp.	2,527,818	355,715
	Salesforce, Inc.	629,714	169,211
	SAP SE (ADR)	3,650,862	1,066,745
	Synopsys, Inc.[2]	553,677	254,143
	Texas Instruments, Inc.	3,077,787	492,600
			36,842,629

Communication services 4.62%
	Alphabet, Inc., Class A	6,809,643	1,081,371
	Alphabet, Inc., Class C	11,659,717	1,875,932
	AT&T, Inc.	3,210,111	88,920
	Comcast Corp., Class A	59,902,227	2,048,656
	Deutsche Telekom AG (ADR)[1]	15,632,171	559,788
	Electronic Arts, Inc.	2,454,920	356,184
	Meta Platforms, Inc., Class A	2,679,920	1,471,276
	Verizon Communications, Inc.	11,785,650	519,276
	Walt Disney Co. (The)	5,518,105	501,872
			8,503,275

Utilities 3.68%
	CenterPoint Energy, Inc.	9,515,715	369,019
	Constellation Energy Corp.	7,351,767	1,642,679
	DTE Energy Co.	3,868,743	530,018
	Entergy Corp.	4,054,989	337,253
	FirstEnergy Corp.	19,941,079	855,073
	NextEra Energy, Inc.	2,133,007	142,656
	Public Service Enterprise Group, Inc.	3,243,509	259,254
	Sempra	19,639,623	1,458,635
	Southern Co. (The)	12,668,768	1,164,133
			6,758,720

3	Washington Mutual Investors Fund

Common stocks (continued)		Shares	Value (000)

Real estate 2.43%
	American Tower Corp. REIT	1,499,497	$338,002
	AvalonBay Communities, Inc. REIT	737,013	154,758
	Extra Space Storage, Inc. REIT	731,902	107,238
	Mid-America Apartment Communities, Inc. REIT	5,595,418	893,308
	Prologis, Inc. REIT	3,284,662	335,692
	Simon Property Group, Inc. REIT	1,594,819	250,993
	Welltower, Inc. REIT	15,625,760	2,384,335
			4,464,326
	Total common stocks (cost: $106,286,782,000)		176,901,508
Convertible stocks 0.46%
Industrials 0.26%
	Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	7,764,417	476,580

Financials 0.20%
	Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	904,695	65,247
	KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	6,436,935	308,522
			373,769
	Total convertible stocks (cost: $763,261,000)		850,349
Short-term securities 3.29%
Money market investments 3.28%
	Capital Group Central Cash Fund 4.28%[3,4]	60,268,498	6,026,247

Money market investments purchased with collateral from securities on loan 0.01%
	Capital Group Central Cash Fund 4.28%[3,4,5]	151,127	15,111
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26%[4,5]	2,541,613	2,542
	BlackRock Liquidity Funds – FedFund, Institutional Shares 4.22%[4,5]	600,000	600
	Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.19%[4,5]	600,000	600
	Fidelity Investments Money Market Government Portfolio, Class I 4.22%[4,5]	600,000	600
	Goldman Sachs Financial Square Government Fund, Institutional Shares 4.20%[4,5]	600,000	600
	Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.24%[4,5]	600,000	600
	RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.25%[4,5]	600,000	600
	State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29%[4,5]	600,000	600
			21,853
	Total short-term securities (cost: $6,048,533,000)		6,048,100
	Total investment securities 99.96% (cost: $113,098,576,000)		183,799,957
	Other assets less liabilities 0.04%		66,080
	Net assets 100.00%		$183,866,037

Washington Mutual Investors Fund	4

Investments in affiliates3

	Value at 5/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2025 (000)	Dividend or interest income (000)
Common stocks 1.49%
Materials 0.00%
Celanese Corp. [6]	$1,193,729	$—	$654,576	$(296,890)	$(242,263)	$—	$9,148
Consumer discretionary 1.04%
Darden Restaurants, Inc.	1,217,193	226,493	4,067	2,883	461,578	1,904,080	51,015
YUM! Brands, Inc.[7]	2,194,316	1,253	821,394	21,830	34,285	—	36,734
						1,904,080
Financials 0.45%
Citizens Financial Group, Inc.	215,708	925,444	223,953	58,259	(138,274)	837,184	29,844
Total common stocks						2,741,264
Short-term securities 3.29%
Money market investments 3.28%
Capital Group Central Cash Fund 4.28% [4]	6,398,719	20,878,202	21,250,193	183	(664)	6,026,247	291,641
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 4.28% [4,5]	659	14,452 [8]				15,111	— [9]
Total short-term securities						6,041,358
Total 4.78%				$(213,735)	$114,662	$8,782,622	$418,382

[1]
All or a portion of this security was on loan. The total value of all such securities was $22,682,000, which represented 0.01% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[2]	Security did not produce income during the last 12 months.
[3]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	Rate represents the seven-day yield at 4/30/2025.
[5]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[6]	Affiliated issuer during the reporting period but no longer held at 4/30/2025.
[7]	Affiliated issuer during the reporting period but no longer an affiliate at 4/30/2025. Refer to the investment portfolio for the security value at 4/30/2025.
[8]	Represents net activity. Refer to Note 5 for more information on securities lending.
[9]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

5	Washington Mutual Investors Fund

Financial statements
Statement of assets and liabilities at April 30, 2025

(dollars in thousands)
Assets:
Investment securities, at value (includes $22,682 of investment securities on loan):
Unaffiliated issuers (cost: $105,058,509)	$175,017,335
Affiliated issuers (cost: $8,040,067)	8,782,622	$183,799,957
Cash		3,595
Receivables for:
Sales of investments	144,325
Sales of fund’s shares	109,274
Dividends	230,456
Securities lending income	51	484,106
		184,287,658
Liabilities:
Collateral for securities on loan		21,853
Payables for:
Purchases of investments	191,629
Repurchases of fund’s shares	130,043
Investment advisory services	32,673
Services provided by related parties	26,410
Trustees’ deferred compensation	16,660
Other	2,353	399,768
Net assets at April 30, 2025		$183,866,037
Net assets consist of:
Capital paid in on shares of beneficial interest		$104,507,028
Total distributable earnings (accumulated loss)		79,359,009
Net assets at April 30, 2025		$183,866,037

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (3,022,374 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$84,919,087	1,394,752	$60.88
Class C	1,288,498	21,592	59.67
Class T	14	— *	60.87
Class F-1	2,200,433	36,349	60.54
Class F-2	33,849,444	556,813	60.79
Class F-3	11,394,397	187,282	60.84
Class 529-A	3,413,254	56,261	60.67
Class 529-C	68,082	1,131	60.22
Class 529-E	105,190	1,749	60.13
Class 529-T	25	— *	60.87
Class 529-F-1	18	— *	60.39
Class 529-F-2	455,873	7,489	60.87
Class 529-F-3	95	2	60.87
Class R-1	61,981	1,035	59.91
Class R-2	731,270	12,290	59.50
Class R-2E	119,017	1,969	60.45
Class R-3	1,639,461	27,288	60.08
Class R-4	2,431,062	40,260	60.38
Class R-5E	514,886	8,478	60.73
Class R-5	615,503	10,116	60.84
Class R-6	40,058,447	657,518	60.92
*
Amount less than one thousand.
Refer to the notes to financial statements.

Washington Mutual Investors Fund	6

Financial statements (continued)
Statement of operations for the year ended April 30, 2025

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $19,681; also includes $418,382 from affiliates)	$3,790,060
Interest from unaffiliated issuers	2,783
Securities lending income (net of fees)	1,834	$3,794,677
Fees and expenses*:
Investment advisory services	417,131
Distribution services	263,218
Transfer agent services	101,548
Administrative services	56,335
529 plan services	2,235
Reports to shareholders	2,776
Registration statement and prospectus	1,876
Trustees’ compensation	2,281
Auditing and legal	463
Custodian	4,708
Other	281	852,852
Net investment income		2,941,825
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	16,596,100
Affiliated issuers	(213,735)
In-kind redemptions	259,285
Currency transactions	(229)	16,641,421
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	2,090,926
Affiliated issuers	114,662
Currency translations	10	2,205,598
Net realized gain (loss) and unrealized appreciation (depreciation)		18,847,019
Net increase (decrease) in net assets resulting from operations		$21,788,844
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Statements of changes in net assets

(dollars in thousands)
	Year ended April 30,
	2025	2024

Operations:
Net investment income	$2,941,825	$2,934,207
Net realized gain (loss)	16,641,421	12,179,738
Net unrealized appreciation (depreciation)	2,205,598	13,891,146
Net increase (decrease) in net assets resulting from operations	21,788,844	29,005,091
Distributions paid to shareholders	(18,357,298)	(10,257,462)
Net capital share transactions	6,498,141	1,554,663
Total increase (decrease) in net assets	9,929,687	20,302,292
Net assets:
Beginning of year	173,936,350	153,634,058
End of year	$183,866,037	$173,936,350
Refer to the notes to financial statements.

7	Washington Mutual Investors Fund

Notes to financial statements
1. Organization

Washington Mutual Investors Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund’s investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — In the reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

Washington Mutual Investors Fund	8

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

9	Washington Mutual Investors Fund

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
As of April 30, 2025, all of the fund’s investments were classified as Level 1.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Washington Mutual Investors Fund	10

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of April 30, 2025, the total value of securities on loan was $22,682,000, and the total value of collateral received was $23,264,000. Collateral received includes cash of $21,853,000 and U.S. government securities of $1,411,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended April 30, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the year ended April 30, 2025, the fund recognized $1,059,000 in EU reclaims (net of $23,000 in fees and the effect of realized gain or loss from currency translations) and $28,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

11	Washington Mutual Investors Fund

During the year ended April 30, 2025, the fund reclassified $899,433,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.
As of April 30, 2025, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$577,069
Undistributed long-term capital gains	8,167,493
Gross unrealized appreciation on investments	73,495,265
Gross unrealized depreciation on investments	(2,864,159)
Net unrealized appreciation (depreciation) on investments	70,631,106
Cost of investments	113,168,851
Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Year ended April 30, 2025			Year ended April 30, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$1,187,126	$7,209,800	$8,396,926	$1,289,727	$3,415,650	$4,705,377
Class C	8,745	117,654	126,399	12,914	61,450	74,364
Class T	— *	1	1	— *	1	1
Class F-1	29,599	188,976	218,575	34,325	95,971	130,296
Class F-2	543,807	2,888,461	3,432,268	565,839	1,336,514	1,902,353
Class F-3	184,869	908,930	1,093,799	178,292	397,074	575,366
Class 529-A	46,508	290,191	336,699	50,866	138,493	189,359
Class 529-C	421	6,427	6,848	704	3,684	4,388
Class 529-E	1,216	9,266	10,482	1,444	4,619	6,063
Class 529-T	1	2	3	— *	1	1
Class 529-F-1	— *	1	1	— *	1	1
Class 529-F-2	6,924	36,060	42,984	6,761	15,849	22,610
Class 529-F-3	2	11	13	— *	1	1
Class R-1	398	5,570	5,968	574	2,830	3,404
Class R-2	4,729	66,203	70,932	6,823	32,541	39,364
Class R-2E	1,040	9,918	10,958	1,244	4,622	5,866
Class R-3	17,796	145,816	163,612	21,734	71,851	93,585
Class R-4	34,792	221,652	256,444	41,487	114,114	155,601
Class R-5E	8,314	44,755	53,069	10,148	24,368	34,516
Class R-5	10,610	55,236	65,846	12,813	30,264	43,077
Class R-6	677,636	3,387,835	4,065,471	701,854	1,570,015	2,271,869
Total	$2,764,533	$15,592,765	$18,357,298	$2,937,549	$7,319,913	$10,257,462
*
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.342% on the first $3 billion of daily net assets and decreasing to 0.2075% on such assets in excess of $187 billion. For the year ended April 30, 2025, the investment advisory services fees were $417,131,000, which were equivalent to an annualized rate of 0.222% of average daily net assets.

Washington Mutual Investors Fund	12

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of April 30, 2025, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended April 30, 2025, the 529 plan services fees were $2,235,000, which were equivalent to 0.054% of the average daily net assets of each 529 share class.

13	Washington Mutual Investors Fund

For the year ended April 30, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$212,393	$47,301	$26,051	Not applicable
Class C	13,728	748	414	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	5,592	2,698	679	Not applicable
Class F-2	Not applicable	38,992	10,431	Not applicable
Class F-3	Not applicable	127	3,327	Not applicable
Class 529-A	7,915	1,748	1,044	$1,895
Class 529-C	740	39	23	41
Class 529-E	542	31	33	60
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	159	132	239
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	654	59	20	Not applicable
Class R-2	5,795	2,644	232	Not applicable
Class R-2E	715	239	36	Not applicable
Class R-3	8,605	2,554	516	Not applicable
Class R-4	6,539	2,579	787	Not applicable
Class R-5E	Not applicable	832	165	Not applicable
Class R-5	Not applicable	336	197	Not applicable
Class R-6	Not applicable	462	12,248	Not applicable

Total class-specific expenses	$263,218	$101,548	$56,335	$2,235
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $2,281,000 in the fund’s statement of operations reflects $1,055,000 in current fees (either paid in cash or deferred) and a net increase of $1,226,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended April 30, 2025, the fund engaged in such purchase and sale transactions with related funds in the amounts of $1,933,317,000 and $1,969,792,000, respectively, which generated $350,580,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended April 30, 2025.

Washington Mutual Investors Fund	14

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended April 30, 2025
Class A	$4,180,009	66,898	$8,242,470	136,385	$(9,906,295)	(158,877)	$2,516,184	44,406
Class C	188,674	3,075	125,637	2,120	(392,843)	(6,420)	(78,532)	(1,225)
Class T	—	—	—	—	—	—	—	—
Class F-1	135,385	2,189	216,399	3,601	(320,061)	(5,160)	31,723	630
Class F-2	5,903,438	94,678	3,363,224	55,730	(8,193,323)	(131,465)	1,073,339	18,943
Class F-3	2,551,124	40,755	1,078,195	17,847	(2,155,475)	(34,644)	1,473,844	23,958
Class 529-A	317,219	5,085	336,625	5,589	(543,526)	(8,734)	110,318	1,940
Class 529-C	16,187	262	6,848	115	(33,910)	(548)	(10,875)	(171)
Class 529-E	9,816	159	10,481	175	(21,805)	(353)	(1,508)	(19)
Class 529-T	—	—	2	— †	—	—	2	— †
Class 529-F-1	—	—	2	— †	—	—	2	— †
Class 529-F-2	86,929	1,386	42,975	711	(75,316)	(1,204)	54,588	893
Class 529-F-3	77	1	13	— †	(141)	(1)	(51)	— †
Class R-1	7,555	123	5,966	101	(15,446)	(250)	(1,925)	(26)
Class R-2	111,258	1,818	70,903	1,200	(200,631)	(3,283)	(18,470)	(265)
Class R-2E	21,932	356	10,958	183	(26,577)	(429)	6,313	110
Class R-3	230,494	3,742	163,402	2,740	(429,764)	(6,974)	(35,868)	(492)
Class R-4	210,810	3,401	256,416	4,278	(616,973)	(9,956)	(149,747)	(2,277)
Class R-5E	109,504	1,766	53,049	879	(137,753)	(2,236)	24,800	409
Class R-5	81,452	1,299	65,259	1,081	(194,075)	(3,107)	(47,364)	(727)
Class R-6	2,910,642	46,637	4,064,787	67,217	(5,424,061)	(86,591)	1,551,368	27,263
Total net increase (decrease)	$17,072,505	273,630	$18,113,611	299,952	$(28,687,975)	(460,232)	$6,498,141	113,350
Refer to the end of the table(s) for footnote(s).

15	Washington Mutual Investors Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended April 30, 2024
Class A	$3,665,274	65,121	$4,615,092	83,465	$(8,129,220)	(144,910)	$151,146	3,676
Class C	166,846	3,016	73,874	1,363	(370,783)	(6,706)	(130,063)	(2,327)
Class T	—	—	—	—	—	—	—	—
Class F-1	109,754	1,966	129,064	2,349	(441,124)	(7,978)	(202,306)	(3,663)
Class F-2	4,986,562	88,863	1,863,182	33,718	(5,937,917)	(106,023)	911,827	16,558
Class F-3	1,766,211	31,453	568,662	10,280	(1,772,662)	(31,582)	562,211	10,151
Class 529-A	273,594	4,879	189,283	3,435	(497,288)	(8,905)	(34,411)	(591)
Class 529-C	16,189	291	4,386	80	(35,263)	(636)	(14,688)	(265)
Class 529-E	7,418	134	6,062	111	(18,767)	(340)	(5,287)	(95)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	66,907	1,190	22,603	408	(63,302)	(1,130)	26,208	468
Class 529-F-3	130	2	1	— †	—	—	131	2
Class R-1	6,394	116	3,376	62	(15,302)	(280)	(5,532)	(102)
Class R-2	116,286	2,122	39,336	728	(175,588)	(3,195)	(19,966)	(345)
Class R-2E	19,210	343	5,866	107	(23,814)	(428)	1,262	22
Class R-3	213,728	3,855	93,480	1,712	(353,972)	(6,392)	(46,764)	(825)
Class R-4	204,112	3,638	155,574	2,837	(583,273)	(10,490)	(223,587)	(4,015)
Class R-5E	98,373	1,745	34,515	625	(225,601)	(3,841)	(92,713)	(1,471)
Class R-5	59,677	1,059	42,729	775	(203,281)	(3,655)	(100,875)	(1,821)
Class R-6	3,122,527	55,403	2,271,459	41,030	(4,615,918)	(82,803)	778,068	13,630
Total net increase (decrease)	$14,899,192	265,196	$10,118,546	183,085	$(23,463,075)	(419,294)	$1,554,663	28,987
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $53,438,853,000 and $61,688,055,000, respectively, during the year ended April 30, 2025.

Washington Mutual Investors Fund	16

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
4/30/2025	$59.84	$.92	$6.32	$7.24	$(.87 )	$(5.33)	$(6.20)	$60.88	12.46%	$84,919	.56%	.56%	1.46%
4/30/2024	53.38	.95	9.02	9.97	(.96 )	(2.55)	(3.51)	59.84	19.36	80,801.57		.57	1.69
4/30/2023	55.52	1.00	.15	1.15	(1.02)	(2.27)	(3.29)	53.38	2.45	71,892.57		.57	1.91
4/30/2022	56.35	.92	1.91	2.83	(.85 )	(2.81)	(3.66)	55.52	4.98	72,922.57		.57	1.59
4/30/2021	41.94	.83	15.12	15.95	(.87 )	(.67 )	(1.54)	56.35	38.63	71,469.58		.58	1.73
Class C:
4/30/2025	58.75	.44	6.21	6.65	(.40 )	(5.33)	(5.73)	59.67	11.63	1,289	1.31	1.31	.71
4/30/2024	52.48	.52	8.84	9.36	(.54 )	(2.55)	(3.09)	58.75	18.43	1,340	1.32	1.32	.94
4/30/2023	54.62	.60	.15	.75	(.62 )	(2.27)	(2.89)	52.48	1.71	1,319	1.32	1.32	1.16
4/30/2022	55.48	.48	1.89	2.37	(.42 )	(2.81)	(3.23)	54.62	4.20	1,452	1.32	1.32	.84
4/30/2021	41.33	.47	14.87	15.34	(.52 )	(.67 )	(1.19)	55.48	37.56	1,509	1.33	1.33	.99
Class T:
4/30/2025	59.82	1.07	6.33	7.40	(1.02)	(5.33)	(6.35)	60.87	12.78 [5]	— [6]	.31 [5]	.31 [5]	1.71 [5]
4/30/2024	53.38	1.09	9.00	10.09	(1.10)	(2.55)	(3.65)	59.82	19.62 [5]	— [6]	.32 [5]	.32 [5]	1.94 [5]
4/30/2023	55.51	1.14	.15	1.29	(1.15)	(2.27)	(3.42)	53.38	2.75 [5]	— [6]	.30 [5]	.30 [5]	2.17 [5]
4/30/2022	56.34	1.06	1.92	2.98	(1.00)	(2.81)	(3.81)	55.51	5.25 [5]	— [6]	.32 [5]	.32 [5]	1.84 [5]
4/30/2021	41.93	.95	15.12	16.07	(.99 )	(.67 )	(1.66)	56.34	38.96 [5]	— [6]	.33 [5]	.33 [5]	1.98 [5]
Class F-1:
4/30/2025	59.53	.87	6.29	7.16	(.82 )	(5.33)	(6.15)	60.54	12.40	2,200.62		.62	1.40
4/30/2024	53.12	.91	8.97	9.88	(.92 )	(2.55)	(3.47)	59.53	19.28	2,126.63		.63	1.64
4/30/2023	55.26	.97	.15	1.12	(.99 )	(2.27)	(3.26)	53.12	2.40	2,092.63		.63	1.85
4/30/2022	56.10	.88	1.90	2.78	(.81 )	(2.81)	(3.62)	55.26	4.91	2,216.63		.63	1.52
4/30/2021	41.76	.80	15.05	15.85	(.84 )	(.67 )	(1.51)	56.10	38.53	2,422.64		.64	1.68
Class F-2:
4/30/2025	59.76	1.03	6.32	7.35	(.99 )	(5.33)	(6.32)	60.79	12.69	33,849.37		.37	1.65
4/30/2024	53.32	1.06	9.00	10.06	(1.07)	(2.55)	(3.62)	59.76	19.57	32,142.37		.37	1.89
4/30/2023	55.46	1.10	.15	1.25	(1.12)	(2.27)	(3.39)	53.32	2.67	27,795.37		.37	2.10
4/30/2022	56.29	1.03	1.92	2.95	(.97 )	(2.81)	(3.78)	55.46	5.18	28,561.37		.37	1.78
4/30/2021	41.89	.93	15.11	16.04	(.97 )	(.67 )	(1.64)	56.29	38.91	26,849.37		.37	1.93
Class F-3:
4/30/2025	59.80	1.10	6.32	7.42	(1.05)	(5.33)	(6.38)	60.84	12.81	11,394.26		.26	1.76
4/30/2024	53.35	1.12	9.01	10.13	(1.13)	(2.55)	(3.68)	59.80	19.71	9,767.26		.26	2.00
4/30/2023	55.49	1.16	.15	1.31	(1.18)	(2.27)	(3.45)	53.35	2.77	8,172.26		.26	2.21
4/30/2022	56.32	1.09	1.92	3.01	(1.03)	(2.81)	(3.84)	55.49	5.30	7,842.26		.26	1.89
4/30/2021	41.91	.99	15.10	16.09	(1.01)	(.67 )	(1.68)	56.32	39.07	6,969.27		.27	2.03
Class 529-A:
4/30/2025	59.64	.89	6.31	7.20	(.84 )	(5.33)	(6.17)	60.67	12.45	3,413.59		.59	1.43
4/30/2024	53.22	.93	8.98	9.91	(.94 )	(2.55)	(3.49)	59.64	19.29	3,240.61		.61	1.66
4/30/2023	55.36	.98	.15	1.13	(1.00)	(2.27)	(3.27)	53.22	2.42	2,923.61		.61	1.87
4/30/2022	56.20	.89	1.91	2.80	(.83 )	(2.81)	(3.64)	55.36	4.94	2,952.60		.60	1.55
4/30/2021	41.83	.81	15.08	15.89	(.85 )	(.67 )	(1.52)	56.20	38.58	2,887.62		.62	1.69
Refer to the end of the table(s) for footnote(s).

17	Washington Mutual Investors Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
4/30/2025	$59.22	$.42	$6.27	$6.69	$(.36 )	$(5.33)	$(5.69)	$60.22	11.61%	$68	1.35%	1.35%	.67%
4/30/2024	52.87	.50	8.90	9.40	(.50 )	(2.55)	(3.05)	59.22	18.37	77	1.37	1.37	.90
4/30/2023	54.99	.57	.16	.73	(.58 )	(2.27)	(2.85)	52.87	1.64	83	1.38	1.38	1.10
4/30/2022	55.84	.45	1.90	2.35	(.39 )	(2.81)	(3.20)	54.99	4.14	93	1.36	1.36	.79
4/30/2021	41.56	.48	14.96	15.44	(.49 )	(.67 )	(1.16)	55.84	37.57	109	1.35	1.35	1.02
Class 529-E:
4/30/2025	59.16	.73	6.26	6.99	(.69 )	(5.33)	(6.02)	60.13	12.17	105.83		.83	1.19
4/30/2024	52.82	.78	8.91	9.69	(.80 )	(2.55)	(3.35)	59.16	19.01	105.85		.85	1.41
4/30/2023	54.96	.84	.16	1.00	(.87 )	(2.27)	(3.14)	52.82	2.17	98.85		.85	1.62
4/30/2022	55.82	.75	1.89	2.64	(.69 )	(2.81)	(3.50)	54.96	4.69	103.85		.85	1.31
4/30/2021	41.56	.70	14.98	15.68	(.75 )	(.67 )	(1.42)	55.82	38.27	107.85		.85	1.47
Class 529-T:
4/30/2025	59.83	1.04	6.32	7.36	(.99 )	(5.33)	(6.32)	60.87	12.68 [5]	— [6]	.36 [5]	.36 [5]	1.66 [5]
4/30/2024	53.38	1.06	9.01	10.07	(1.07)	(2.55)	(3.62)	59.83	19.56 [5]	— [6]	.37 [5]	.37 [5]	1.88 [5]
4/30/2023	55.51	1.11	.16	1.27	(1.13)	(2.27)	(3.40)	53.38	2.69 [5]	— [6]	.36 [5]	.36 [5]	2.11 [5]
4/30/2022	56.34	1.03	1.91	2.94	(.96 )	(2.81)	(3.77)	55.51	5.18 [5]	— [6]	.38 [5]	.38 [5]	1.77 [5]
4/30/2021	41.93	.93	15.11	16.04	(.96 )	(.67 )	(1.63)	56.34	38.90 [5]	— [6]	.38 [5]	.38 [5]	1.92 [5]
Class 529-F-1:
4/30/2025	59.40	.98	6.28	7.26	(.94 )	(5.33)	(6.27)	60.39	12.62 [5]	— [6]	.44 [5]	.44 [5]	1.58 [5]
4/30/2024	53.02	1.02	8.94	9.96	(1.03)	(2.55)	(3.58)	59.40	19.49 [5]	— [6]	.43 [5]	.43 [5]	1.83 [5]
4/30/2023	55.17	1.06	.15	1.21	(1.09)	(2.27)	(3.36)	53.02	2.59 [5]	— [6]	.44 [5]	.44 [5]	2.03 [5]
4/30/2022	56.01	.99	1.90	2.89	(.92 )	(2.81)	(3.73)	55.17	5.13 [5]	— [6]	.43 [5]	.43 [5]	1.72 [5]
4/30/2021	41.70	.84	15.10	15.94	(.96 )	(.67 )	(1.63)	56.01	38.87 [5]	— [6]	.40 [5]	.40 [5]	1.88 [5]
Class 529-F-2:
4/30/2025	59.83	1.05	6.32	7.37	(1.00)	(5.33)	(6.33)	60.87	12.71	456.35		.35	1.67
4/30/2024	53.38	1.07	9.01	10.08	(1.08)	(2.55)	(3.63)	59.83	19.59	395.36		.36	1.90
4/30/2023	55.52	1.11	.15	1.26	(1.13)	(2.27)	(3.40)	53.38	2.71	327.34		.34	2.13
4/30/2022	56.34	1.04	1.92	2.96	(.97 )	(2.81)	(3.78)	55.52	5.19	303.36		.36	1.79
4/30/2021[7,8]	44.47	.50	12.55	13.05	(.51 )	(.67 )	(1.18)	56.34	29.66 [9]	269	.38 [10]	.38 [10]	1.95 [10]
Class 529-F-3:
4/30/2025	59.82	1.07	6.33	7.40	(1.02)	(5.33)	(6.35)	60.87	12.76	— [6]	.31	.31	1.70
4/30/2024	53.37	.95	9.15	10.10	(1.10)	(2.55)	(3.65)	59.82	19.63	— [6]	.32	.32	1.66
4/30/2023	55.51	1.13	.15	1.28	(1.15)	(2.27)	(3.42)	53.37	2.72	— [6]	.32	.32	2.15
4/30/2022	56.34	1.06	1.92	2.98	(1.00)	(2.81)	(3.81)	55.51	5.25	— [6]	.32	.32	1.84
4/30/2021[7,8]	44.47	.51	12.55	13.06	(.52 )	(.67 )	(1.19)	56.34	29.69 [9]	— [6]	.43 [10]	.32 [10]	2.01 [10]
Class R-1:
4/30/2025	58.96	.42	6.24	6.66	(.38 )	(5.33)	(5.71)	59.91	11.59	62	1.34	1.34	.68
4/30/2024	52.66	.51	8.87	9.38	(.53 )	(2.55)	(3.08)	58.96	18.40	63	1.35	1.35	.91
4/30/2023	54.79	.59	.16	.75	(.61 )	(2.27)	(2.88)	52.66	1.68	61	1.34	1.34	1.14
4/30/2022	55.64	.46	1.90	2.36	(.40 )	(2.81)	(3.21)	54.79	4.18	68	1.35	1.35	.80
4/30/2021	41.45	.46	14.92	15.38	(.52 )	(.67 )	(1.19)	55.64	37.53	75	1.35	1.35	.96
Refer to the end of the table(s) for footnote(s).

Washington Mutual Investors Fund	18

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
4/30/2025	$58.60	$.41	$6.20	$6.61	$(.38 )	$(5.33)	$(5.71)	$59.50	11.59%	$731	1.35%	1.35%	.67%
4/30/2024	52.36	.50	8.82	9.32	(.53 )	(2.55)	(3.08)	58.60	18.40	736	1.35	1.35	.91
4/30/2023	54.51	.58	.15	.73	(.61 )	(2.27)	(2.88)	52.36	1.67	675	1.36	1.36	1.12
4/30/2022	55.38	.45	1.89	2.34	(.40 )	(2.81)	(3.21)	54.51	4.15	701	1.35	1.35	.80
4/30/2021	41.26	.45	14.85	15.30	(.51 )	(.67 )	(1.18)	55.38	37.54	739	1.37	1.37	.94
Class R-2E:
4/30/2025	59.44	.60	6.29	6.89	(.55 )	(5.33)	(5.88)	60.45	11.93	119	1.06	1.06	.96
4/30/2024	53.06	.67	8.95	9.62	(.69 )	(2.55)	(3.24)	59.44	18.74	110	1.06	1.06	1.20
4/30/2023	55.19	.74	.16	.90	(.76 )	(2.27)	(3.03)	53.06	1.97	98	1.06	1.06	1.41
4/30/2022	56.03	.63	1.90	2.53	(.56 )	(2.81)	(3.37)	55.19	4.47	95	1.06	1.06	1.09
4/30/2021	41.72	.59	15.03	15.62	(.64 )	(.67 )	(1.31)	56.03	37.92	98	1.08	1.08	1.24
Class R-3:
4/30/2025	59.12	.69	6.25	6.94	(.65 )	(5.33)	(5.98)	60.08	12.09	1,640.91		.91	1.11
4/30/2024	52.79	.75	8.90	9.65	(.77 )	(2.55)	(3.32)	59.12	18.93	1,642.91		.91	1.35
4/30/2023	54.93	.81	.15	.96	(.83 )	(2.27)	(3.10)	52.79	2.11	1,510.91		.91	1.56
4/30/2022	55.78	.71	1.90	2.61	(.65 )	(2.81)	(3.46)	54.93	4.64	1,663.91		.91	1.24
4/30/2021	41.54	.66	14.96	15.62	(.71 )	(.67 )	(1.38)	55.78	38.13	1,904.92		.92	1.39
Class R-4:
4/30/2025	59.39	.88	6.27	7.15	(.83 )	(5.33)	(6.16)	60.38	12.42	2,431.61		.61	1.41
4/30/2024	53.01	.92	8.95	9.87	(.94 )	(2.55)	(3.49)	59.39	19.29	2,526.61		.61	1.66
4/30/2023	55.15	.97	.15	1.12	(.99 )	(2.27)	(3.26)	53.01	2.42	2,468.61		.61	1.87
4/30/2022	55.99	.89	1.90	2.79	(.82 )	(2.81)	(3.63)	55.15	4.94	2,738.61		.61	1.54
4/30/2021	41.68	.81	15.02	15.83	(.85 )	(.67 )	(1.52)	55.99	38.57	3,322.62		.62	1.69
Class R-5E:
4/30/2025	59.70	1.00	6.32	7.32	(.96 )	(5.33)	(6.29)	60.73	12.65	515.41		.41	1.61
4/30/2024	53.27	1.04	8.99	10.03	(1.05)	(2.55)	(3.60)	59.70	19.52	482.41		.41	1.86
4/30/2023	55.41	1.08	.15	1.23	(1.10)	(2.27)	(3.37)	53.27	2.61	508.41		.41	2.06
4/30/2022	56.25	1.00	1.91	2.91	(.94 )	(2.81)	(3.75)	55.41	5.14	485.41		.41	1.74
4/30/2021	41.86	.92	15.09	16.01	(.95 )	(.67 )	(1.62)	56.25	38.88	536.41		.41	1.89
Class R-5:
4/30/2025	59.80	1.07	6.32	7.39	(1.02)	(5.33)	(6.35)	60.84	12.75	616.31		.31	1.71
4/30/2024	53.36	1.09	9.00	10.09	(1.10)	(2.55)	(3.65)	59.80	19.62	648.31		.31	1.95
4/30/2023	55.49	1.14	.15	1.29	(1.15)	(2.27)	(3.42)	53.36	2.73	676.31		.31	2.17
4/30/2022	56.32	1.06	1.92	2.98	(1.00)	(2.81)	(3.81)	55.49	5.25	815.31		.31	1.84
4/30/2021	41.91	.96	15.11	16.07	(.99 )	(.67 )	(1.66)	56.32	39.00	1,005.32		.32	2.00
Class R-6:
4/30/2025	59.87	1.10	6.33	7.43	(1.05)	(5.33)	(6.38)	60.92	12.82	40,059.26		.26	1.76
4/30/2024	53.41	1.12	9.02	10.14	(1.13)	(2.55)	(3.68)	59.87	19.70	37,736.26		.26	2.00
4/30/2023	55.55	1.16	.15	1.31	(1.18)	(2.27)	(3.45)	53.41	2.76	32,937.26		.26	2.21
4/30/2022	56.38	1.09	1.92	3.01	(1.03)	(2.81)	(3.84)	55.55	5.30	32,755.26		.26	1.89
4/30/2021	41.96	.99	15.12	16.11	(1.02)	(.67 )	(1.69)	56.38	39.04	32,128.27		.27	2.04

	Year ended April 30,
	2025	2024	2023	2022	2021
Portfolio turnover rate for all share classes[11]	29%	31%	30%	19%	24%
Refer to the end of the table(s) for footnote(s).

19	Washington Mutual Investors Fund

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[6]	Amount less than $1 million.
[7]	Based on operations for a period that is less than a full year.
[8]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[9]	Not annualized.
[10]	Annualized.
[11]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

Washington Mutual Investors Fund	20

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Washington Mutual Investors Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Washington Mutual Investors Fund (the “Fund”) as of April 30, 2025, the related statement of operations for the year ended April 30, 2025, the statements of changes in net assets for each of the two years in the period ended April 30, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2025, and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on the Fund’s financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Los Angeles, California
June 10, 2025
We have served as the auditor of one or more investment companies in The Capital Group group of investment companies since 1934.

21	Washington Mutual Investors Fund

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended April 30, 2025:
Long-term capital gains	$16,232,837,000
Qualified dividend income	100%
Corporate dividends received deduction	100%
U.S. government income that may be exempt from state taxation	$182,263,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2026, to determine the calendar year amounts to be included on their 2025 tax returns. Shareholders should consult their tax advisors.

22

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

23	Washington Mutual Investors Fund

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2026. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through June 30, 2024. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

Washington Mutual Investors Fund	24

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

25	Washington Mutual Investors Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Washington Mutual Investors Fund

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: July 07, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: July 07, 2025

By   /s/ Hong T. Le

Hong T. Le, Treasurer and

Principal Financial Officer

Date: July 07, 2025